BOARD OF DIRECTORS - Schedule of movements of options held by the former board of management (Details)	12 Months Ended
	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares	Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Closing foreign exchange rate	1.1002	1.0667	1.1334
Balance at ending (in shares)	34,482,312
Expiration Date | Dr. Sijmen de Vries | Board of Management share option plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at beginning (in shares)	2,800,000
Granted (in shares)	0
Exercised (in shares)	0
Forfeited/Expired (in shares)	0
Balance at ending (in shares)	2,800,000	2,800,000
Exercise price (in usd per share) | $ / shares	$ 0.886